BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	6 Months Ended
Jun. 30, 2013
Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:
Net Assets	$406
Intangible assets	827

Total assets acquired	$1,233

Valinor Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition:

Net Assets	$128
Intangible assets	1,544

Total assets acquired	$1,672

Dario solutions IT Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition:

Net Assets	$378
Intangible assets	3,445

Total assets acquired	$3,823

Comm-IT Group [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarize the fair value of the assets and liabilities acquired:

	As reported	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)
Net assets acquired	$9,021	$(88)	$8,933